Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets and goodwil
		December 31,
	Note	2019	2020
		RMB	RMB

Intangible assets	(a)	3,738,338	3,230,126

Schedule of intangible assets
	December 31, 2019			December 31, 2020
	Gross carrying	Accumulated	Net carrying	Gross carrying	Accumulated	Net carrying
	value	amortization	value	value	amortization	value
	RMB	RMB	RMB	RMB	RMB	RMB

Amortized intangible assets:
Software	8,790,903	(8,022,565)	768,338	9,270,094	(9,009,968)	260,126
Cooperation agreement	5,030,000	(5,030,000)	-	5,030,000	(5,030,000)	-
Total amortized intangible assets	13,820,903	(13,052,565)	768,338	14,300,094	(14,039,968)	260,126

Unamortized intangible assets:
Trademarks	2,970,000			2,970,000

Schedule of amortization expense for current year and future periods
Software
RMB

Year ended December 31, 2020 (actual)	987,402
Estimate for year ended December 31,
2021	237,098
2022	13,763
2023	516
2024	-
2025	-